Supplemental Cash Flow Information - Non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statements [Abstract]
Accounts and other receivable, net	$ 95,176	$ (2,155)	$ (62,287)
Other assets	(14,225)	7,869	6,362
Accounts payable and other	13,309	(8,268)	71,736
Due from (to) related parties	(6,971)	(10,317)	(2,470)
Changes in non-cash working capital, net	$ 87,289	$ (12,871)	$ 13,341